Fair Value Measurements	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

16. Fair value measurements

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2018 and December 31, 2017:

Description	Balances as of June 30, 2018	Quoted prices in active markets for (Level 1)	Significant other (Level 2)	Balances as of December 31, 2017	Quoted prices in active markets for (Level 1)	Significant other (Level 2)
Assets
Derivatives
Foreign currency forward contract	20	—	20	—	—	—
Liabilities
Derivatives
Foreign currency forward contract	—	—	—	(359)	—	(359)

Total financial assets	20	—	20	(359)	—	(359)

As of June 30, 2018 and December 31, 2017, the Company’s financial assets were measured at fair value using the following measurement techinques: (i) Level 1 inputs: unadjusted quoted prices in active markets (Level 1 instrument valuations are obtained from observable inputs that reflect quoted prices (unadjusted) for identical assets in active markets); and (ii) Level 2 inputs, which are obtained from readily-available pricing sources for comparable instruments as well as instruments with inactive markets at the measurement date. As of June 30, 2018 and December 31, 2017, the Company did not have any assets without market values that would require a high level of judgment to determine fair value (Level 3).

As of June 30, 2018 and December 31, 2017, the carrying value of the Company’s financial assets and liabilities measured at amortized cost approximated their fair value because of its short term maturity. These assets and liabilities included cash and cash equivalents; restricted cash; accounts receivables, net; other receivables and prepaid expenses; other non-current assets; accounts payable and accrued expenses; hotel suppliers payable; loans and other financial liabilities; salaries and social security payable; taxes payable and other liabilities. Loans payable approximate their fair value because the interest rates are not materially different from market interest rates.

The fair values off those financial assets and liabilities of the Company measured at amortized cost, is equal to their respective book values as of June 30, 2018 and December 31, 2017.

In addition, as of June 30, 2018 and December 31, 2017, the Company had $ 153,086 and $ 39,764 of cash and cash equivalents and restricted cash and cash equivalents, respectively, which consisted of time deposits. Those investments are accounted for at amortized cost, which, as of June 30, 2018 and December 31, 2017, approximates their fair values.

There have been no reclasifications among fair value levels.